Capital and share premium - Summary of capital and share premium (Detail) - EUR (€) € in Thousands	Jun. 30, 2019		Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Capital	€ 41,553	[1]	€ 41,553
Share premium	€ 33,862	[1]	€ 206,149
Outstanding shares	11,942,344		11,942,344

[1]	The interim condensed financial statements are unaudited financial statements